Principal Subsidiaries and Non-Controlling Interests in Subsidiaries	12 Months Ended
Oct. 31, 2021
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Principal Subsidiaries and Non-Controlling Interests in Subsidiaries
31	Principal Subsidiaries and Non-Controlling Interests in Subsidiaries

(a)	Principal subsidiaries (1)
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2021	2020
Canadian

1832 Asset Management L.P.	Toronto, Ontario	$2,680	$1,562
BNS Investments Inc.	Toronto, Ontario	15,200	14,510
Montreal Trust Company of Canada	Montreal, Quebec
The Bank of Nova Scotia Trust Company	Toronto, Ontario	185	155
National Trust Company	Stratford, Ontario	366	359
Roynat Inc.	Calgary, Alberta	518	409
Scotia Capital Inc.	Toronto, Ontario	2,818	2,338
Scotia Dealer Advantage Inc.	Burnaby, British Columbia	729	614
Scotia Mortgage Corporation	Toronto, Ontario	750	760
Scotia Securities Inc.	Toronto, Ontario	53	49
Tangerine Bank	Toronto, Ontario	3,405	3,264
Jarislowsky, Fraser Limited	Montreal, Quebec	1,027	957
MD Financial Management Inc.	Ottawa, Ontario	2,761	2,645

International

Scotiabank Colpatria S.A. (51%)	Bogota, Colombia	995	1,004
BNS International (Bahamas) Limited	Nassau, Bahamas	17,543	18,510
BNS Asia Limited	Singapore
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.4%)	Mexico City, Mexico	4,714	4,320
Nova Scotia Inversiones Limitada	Santiago, Chile	5,173	5,255
Scotiabank Chile S.A. (83.03%)	Santiago, Chile
Scotia Holdings (US) Inc. (2)	New York, New York
Scotia Capital (USA) Inc. (2)(3)	New York, New York
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	280	282
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,630	1,842
Scotia Group Jamaica Limited (71.8%)	Kingston, Jamaica
The Bank of Nova Scotia Jamaica Limited	Kingston, Jamaica
Scotiabank Trinidad and Tobago Limited (50.9%)	Port of Spain, Trinidad and Tobago
Scotiabank (Panama) S.A.	Panama City, Panama
Scotiabank Uruguay S.A.	Montevideo, Uruguay	440	472
Scotiabank Europe plc	London, United Kingdom	2,273	2,505
Scotia Peru Holdings S.A.	Lima, Peru	4,277	5,677
Scotiabank Peru S.A.A. (98.05%)	Lima, Peru
Profuturo AFP S.A.	Lima, Peru
Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)	Santo Domingo, Dominican Republic	775	808
Scotiabank (Barbados) Limited	Bridgetown, Barbados	235	219

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	The carrying value of this subsidiary is included with that of its parent, BNS Investments Inc.
(3)	The carrying value of this subsidiary is included with that of its parent, Scotia Holdings (US) Inc.
Subsidiaries may have a different reporting date from that of the Bank of October 31. Dates may differ for a variety of reasons including local reporting requirements or tax laws. In accordance with our accounting policies, for the purpose of inclusion in the consolidated financial statements of the Bank, adjustments are made where significant for subsidiaries with different reporting dates.

(b)	Non-controlling interests in subsidiaries
The Bank’s significant
non-controlling
interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
	2021				2020
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A. (1)	16.97	% (2)	$790	$55	$1,050	$71
Scotiabank Colpatria S.A. (3)	49.0%		405	–	387	13
Scotia Group Jamaica Limited	28.2%		261	12	288	14
Scotiabank Trinidad and Tobago Limited	49.1%		367	56	381	50
Other	0.1% 49.0%	– (4)	267	–	270	–
Total			$2,090	$123	$2,376	$148

(1)
Non-controlling
interest holders for Scotiabank Chile S.A. have the right at any time to sell all or a portion of their holdings to the Bank at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(2)	The Bank increased its ownership in Scotiabank Chile S.A. in 2021 by acquiring an additional 7% stake from the non-controlling shareholder. Refer to Note 37 for details.
(3)
Non-controlling
interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed
intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(4)	Range of non-controlling interest % for other subsidiaries.
Summarized financial information of the Bank’s subsidiaries with significant non-controlling
interests are as follows:

	As at and for the year ended October 31, 2021				As at and for the year ended October 31, 2020
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$3,875	$6	$86,317	$78,973	$4,098	$ (136)	$89,808	$82,107